UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _10/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
October 31, 2015

Franklin Federal Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Semiannual Report
Franklin Federal Tax-Free Income Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	39
Notes to Financial Statements	42
Shareholder Information	48

Visit franklintempleton.com for fund updates,
to access your account, or to find helpful
financial planning tools.

Semiannual Report

Franklin Federal Tax-Free Income Fund

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Breakdown*
10/31/15
% of Total
Ratings	Investments
AAA	10.13%
AA	52.01%
A	20.29%
BBB	6.72%
Below Investment Grade	1.84%
Refunded	8.58%
Not Rated	0.43%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO.
Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.45 on April 30, 2015, to $12.36 on October 31, 2015. The Fund’s Class A shares paid dividends totaling 23.45 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.67% based on an annualization of October’s 3.95 cent per share dividend and the maximum offering price of $12.91 on October 31, 2015. An investor in the 2015 maximum federal personal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.48% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Municipal Bond Market Overview

During the six-month reporting period ended October 31, 2015, municipal bonds were lackluster but performed better than both the U.S. Treasury market and the U.S. stock market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +1.68% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, posted a +0.31% total return, and stocks, as measured by the Standard & Poor’s 500 Index, rose 0.77%.3 Each market experienced volatility primarily due to uncertainty regarding the timing and magnitude of an anticipated interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

The financial markets reflected investor uncertainty about when the Fed might begin raising interest rates after it removed the word “patient” from its statement on interest rate policy. During the period, the Fed kept its target rate at 0%–0.25%. We anticipate the municipal bond market, as well as others, will continue

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 13.

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Semiannual Report 3

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Dividend Distributions[2]
5/1/15–10/31/15
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
May	3.85	3.26	3.96
June	3.90	3.35	4.00
July	3.90	3.35	4.00
August	3.90	3.35	4.00
September	3.95	3.39	4.05
October	3.95	3.39	4.05
Total	23.45	20.09	24.06

to monitor the Fed and economic conditions, and we would expect to see some volatility until the markets have more clarity regarding higher short-term rates.

The volatility surrounding potential rate hikes had an impact on municipal bond fund flows, as they turned slightly negative through September and returned to positive in October. Amid some investor caution, investment-grade municipal bonds outperformed high yield municipal bonds, which had a +0.55% total return over the reporting period, as measured by the Barclays Municipal High Yield Index.3 Overall new issuance for the period was strong with more than $172 billion in bonds coming to the market; however, overall net supply was offset by more than $205 billion in bonds either maturing or being called out of the market.4

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s Investors Service and Standard & Poor’s repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In addition, the Commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. Congress.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to partial defaults by Puerto Rico’s Public Finance Corporation on its debt service payments beginning on August 3, 2015. The uncertainty arising from these recent actions led to price volatility among several Puerto Rico municipal bond issues.

In September, Governor Garcia Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. Franklin Templeton has been a member of a creditors’ committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. In early September, PREPA agreed in principle with bondholders to a debt restructuring plan and signed an agreement shortly after the end of the reporting period that should give PREPA some financial flexibility. The agreement is subject to various conditions and approvals, and there are still many details that need to be resolved, but the agreement provided a positive signal to the market that issuers and bondholders might be able to reach a mutually acceptable outcome.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

4. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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4 Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Portfolio Breakdown
10/31/15
% of Total
Investments*
Refunded**	17.4%
Utilities	16.6%
Transportation	14.2%
General Obligation	13.5%
Subject to Government Appropriations	10.9%
Hospital & Health Care	9.5%
Higher Education	5.9%
Other Revenue	5.2%
Tax-Supported	4.8%
Corporate-Backed	1.2%
Housing	0.8%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the six months under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of October 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/15	4/30/15		Change
A (FKTIX)	$12.36	$12.45	-$	0.09
C (FRFTX)	$12.35	$12.44	-$	0.09
Advisor (FAFTX)	$12.37	$12.46	-$	0.09

Distributions[1] (5/1/15–10/31/15)
Dividend
Share Class	Income
A	$0.2345
C	$0.2009
Advisor	$0.2406

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6 Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 10/31/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/15)[4]		Operating Expenses[5]
A					0.62%
6-Month	+1.18%	-3.10%
1-Year	+2.65%	-1.68%	-1.38%
5-Year	+25.42%	+3.74%	+3.56%
10-Year	+57.51%	+4.20%	+4.10%
C					1.17%
6-Month	+0.91%	-0.08%
1-Year	+2.09%	+1.10%	+1.42%
5-Year	+21.93%	+4.04%	+3.90%
10-Year	+48.96%	+4.07%	+3.97%
Advisor					0.52%
6-Month	+1.23%	+1.23%
1-Year	+2.75%	+2.75%	+3.07%
5-Year	+26.02%	+4.73%	+4.59%
10-Year	+58.97%	+4.74%	+4.65%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.67%	6.48%	1.74%		3.07%
C	3.29%	5.81%	1.28%		2.26%
Advisor	3.93%	6.94%	1.92%		3.39%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report 7

FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond issuer, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
10/31/15.
7. Taxable equivalent distribution rate and yield assume the 2015 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 10/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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8 Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/15	Value 10/31/15	Period* 5/1/15–10/31/15
A
Actual	$1,000	$1,011.80	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,022.02	$3.15
C
Actual	$1,000	$1,009.10	$5.91
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.94
Advisor
Actual	$1,000	$1,012.30	$2.63
Hypothetical (5% return before expenses)	$1,000	$1,022.52	$2.64

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 9

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	October 31, 2015			Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.45	$12.22	$12.79	$12.48	$11.47	$11.89
Income from investment operations[a]:
Net investment income[b]	0.24	0.47	0.49	0.48	0.51	0.52
Net realized and unrealized gains (losses)	(0.10)	0.23	(0.57)	0.31	1.02	(0.43)
Total from investment operations	0.14	0.70	(0.08)	0.79	1.53	0.09
Less distributions from net investment
income	(0.23)	(0.47)	(0.49)	(0.48)	(0.52)	(0.51)
Net asset value, end of period	$12.36	$12.45	$12.22	$12.79	$12.48	$11.47

Total return[c]	1.18%	5.82%	(0.49)%	6.44%	13.61%	0.78%

Ratios to average net assets[d]
Expenses	0.62%	0.62%	0.62%	0.61%	0.62%	0.62%
Net investment income	3.87%	3.80%	4.11%	3.76%	4.25%	4.41%

Supplemental data
Net assets, end of period (000’s)	$8,248,439	$8,505,853	$8,243,367	$9,414,734	$8,758,460	$7,925,674
Portfolio turnover rate	2.77%	5.49%	8.51%	6.31%	8.55%	14.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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10 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	October 31, 2015			Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.44	$12.21	$12.78	$12.47	$11.46	$11.88
Income from investment operations[a]:
Net investment income[b]	0.20	0.40	0.43	0.41	0.45	0.45
Net realized and unrealized gains (losses)	(0.09)	0.23	(0.58)	0.31	1.01	(0.42)
Total from investment operations	0.11	0.63	(0.15)	0.72	1.46	0.03
Less distributions from net investment
income	(0.20)	(0.40)	(0.42)	(0.41)	(0.45)	(0.45)
Net asset value, end of period	$12.35	$12.44	$12.21	$12.78	$12.47	$11.46

Total return[c]	0.91%	5.24%	(1.05)%	5.87%	13.00%	0.22%

Ratios to average net assets[d]
Expenses	1.17%	1.17%	1.17%	1.16%	1.17%	1.17%
Net investment income	3.32%	3.25%	3.56%	3.21%	3.70%	3.86%

Supplemental data
Net assets, end of period (000’s)	$1,150,466	$1,166,771	$1,120,471	$1,525,083	$1,319,527	$1,116,089
Portfolio turnover rate	2.77%	5.49%	8.51%	6.31%	8.55%	14.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	October 31, 2015			Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.46	$12.23	$12.80	$12.49	$11.48	$11.89
Income from investment operations[a]:
Net investment income[b]	0.25	0.49	0.50	0.49	0.52	0.53
Net realized and unrealized gains (losses)	(0.10)	0.22	(0.57)	0.31	1.02	(0.42)
Total from investment operations	0.15	0.71	(0.07)	0.80	1.54	0.11
Less distributions from net investment
income	(0.24)	(0.48)	(0.50)	(0.49)	(0.53)	(0.52)
Net asset value, end of period	$12.37	$12.46	$12.23	$12.80	$12.49	$11.48

Total return[c]	1.23%	5.92%	(0.39)%	6.54%	13.71%	0.96%

Ratios to average net assets[d]
Expenses	0.52%	0.52%	0.52%	0.51%	0.52%	0.52%
Net investment income	3.97%	3.90%	4.21%	3.86%	4.35%	4.51%

Supplemental data
Net assets, end of period (000’s)	$1,362,654	$1,689,267	$1,314,233	$1,755,892	$1,389,908	$1,079,061
Portfolio turnover rate	2.77%	5.49%	8.51%	6.31%	8.55%	14.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 2015 (unaudited)
	Principal
	Amount	Value
Municipal Bonds 97.8%
Alabama 1.3%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%,
9/01/42	$14,300,000	$15,691,676
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,919,260
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	18,625,213
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	3,500,000	3,833,060
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	2,100,000	2,377,053
Series B, 5.00%, 1/01/38	3,500,000	3,862,355
Series B, 5.00%, 1/01/43	8,000,000	8,764,320
[a]Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County
Hospital Project, Series A, 5.00%, 11/01/40	5,000,000	5,507,100
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series B, 5.50%, 9/01/33	18,500,000	20,226,605
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,055,500
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%,
1/01/36	11,300,000	12,500,173
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured,
Pre-Refunded, 5.00%, 3/01/31	6,250,000	6,349,062
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	10,000,000	11,410,800
University of Alabama General Revenue, Series A, XLCA Insured, Pre-Refunded, 5.00%,
7/01/28	5,000,000	5,156,800
7/01/32	5,500,000	5,672,480
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC
Insured, 5.00%, 12/01/36	11,570,000	12,012,784
		143,964,241
Alaska 0.7%
Alaska State Industrial Development and Export Authority Revenue, Providence Health and
Services, Series A, 5.00%, 10/01/40	10,000,000	10,760,900
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	3,245,000	3,255,190
Series C, 5.00%, 10/01/33	12,565,000	13,976,552
Alaska State Municipal Bond Bank Authority Revenue, Refunding, Series 3, 5.00%, 10/01/39	12,950,000	14,429,408
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,880,271
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	20,000,000	23,768,200
		76,070,521
Arizona 2.6%
Arizona State Board of Regents University of Arizona System Revenue, Stimulus Plan for
Economic and Educational Development, 5.00%, 8/01/44	10,000,000	11,136,700
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	16,310,269
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,978,800
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	17,104,715
Lake Havasu Waste Water System Revenue, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	16,908,450
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,359,300
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,892,810
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,392,600

franklintempleton.com	Semiannual Report | 13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	$24,000,000	$25,661,760
senior lien, Series A, 5.00%, 7/01/33	28,000,000	30,337,720
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza
Expansion Project, Series B, NATL Insured, 5.50%,
7/01/32	6,000,000	7,487,460
7/01/34	5,000,000	6,266,850
7/01/35	9,860,000	12,370,652
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	23,681,247
7/01/34	10,000,000	11,195,700
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	21,441,000
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	11,301,400
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River
Project, Series A, 5.00%, 1/01/38	10,000,000	10,724,900
		277,552,333
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,529,877
11/01/42	9,360,000	10,491,905
		14,021,782
California 13.4%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	20,396,600
Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	27,312,720
Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	22,341,218
Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,845,426
Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	15,445,780
Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	33,455,700
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,450,650
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	33,077,349
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	27,261,499
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	549,996
5.90%, 4/01/23	1,200,000	1,227,348
5.00%, 10/01/29	15,000,000	17,089,650
6.00%, 4/01/38	100,000,000	116,383,000
6.00%, 11/01/39	25,000,000	29,749,500
5.25%, 11/01/40	50,000,000	58,304,000
FGIC Insured, 6.00%, 5/01/20	850,000	873,698
Refunding, 5.25%, 3/01/30	30,000,000	34,489,500
Refunding, 6.00%, 3/01/33	12,000,000	14,414,760
Refunding, 5.25%, 3/01/38	20,000,000	21,803,200
Refunding, 5.50%, 3/01/40	25,000,000	28,989,750
California State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	6,008,150
11/01/38	8,000,000	9,435,200

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14 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	$2,740,000	$3,182,318
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%,
4/01/27	3,980,000	4,608,840
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%,
4/01/29	5,000,000	5,805,350
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,833,560
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,129,185
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	34,806,935
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,966,868
[b]California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	9,905,000	10,526,242
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,485,650
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,713,400
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A,
Assured Guaranty, 5.375%, 8/01/34	15,000,000	17,059,950
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC
Insured,
zero cpn., 8/01/39	7,500,000	2,546,400
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	4,001,400
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	10,318,830
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	12,269,044
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	15,359,600
Refunding, Series A, 5.75%, 1/15/46	25,000,000	29,015,750
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,195,200
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, zero cpn., 8/01/39	45,000,000	9,710,550
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D,
Pre-Refunded, zero cpn.,
8/01/35	10,500,000	3,052,035
8/01/40	10,000,000	1,919,600
8/01/41	13,590,000	2,399,043
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	34,594,500
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,485,000	28,768,742
Series D, 5.00%, 5/15/40	50,000,000	56,442,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%,
7/01/31	20,000,000	23,328,200
Los Angeles USD, GO,
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	30,224,505
Election of 2004, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/30	52,475,000	54,131,111
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	10,250,000	10,573,490
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,315,600
Series KRY, 5.25%, 7/01/34	36,625,000	42,727,457
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	16,983,000
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
8/01/31	2,055,000	1,105,076
8/01/32	7,830,000	4,001,600
8/01/33	7,660,000	3,708,895
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%,
8/01/32	24,490,000	27,453,535

franklintempleton.com	Semiannual Report | 15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%,
8/01/29	$5,585,000	$6,289,213
Rialto USD, GO, San Bernardino County, Captial Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/36	20,000,000	8,118,000
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,710,666
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,007,300
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%,
4/01/31	10,000,000	11,223,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,122,480
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	54,013,000
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	14,348,800
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	4,305,180
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero
cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	37,127,500
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured
Guaranty, zero cpn.,
8/01/35	10,000,000	4,284,300
8/01/36	18,865,000	7,664,472
8/01/37	10,000,000	3,849,000
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	28,152,250
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	12,795,665
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,358,500
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
8/01/29	10,000,000	5,937,300
8/01/30	20,845,000	11,609,414
8/01/31	20,000,000	10,557,600
8/01/32	10,730,000	5,376,803
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding,
Series A, zero cpn., 8/01/34	20,000,000	7,118,200
		1,439,137,898
Colorado 2.1%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	10,654,600
8/01/36	41,235,000	43,816,311
8/01/39	26,930,000	28,572,461
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,455,900
NATL Insured, 5.00%, 3/01/37	1,700,000	1,777,503
NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	8,803,976
Colorado State Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%,
6/01/45	10,000,000	10,608,900
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,030,300
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,476,450
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,648,200
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	11,361,200
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL
Insured, Pre-Refunded, 5.00%, 12/01/35	10,000,000	10,036,700

16 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33	$16,405,000	$18,807,348
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding and
Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	6,779,460
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	26,711,000
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%,
11/01/32	10,000,000	11,525,300
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A,
Pre-Refunded, 5.375%, 6/01/32	3,500,000	4,040,400
		228,106,009
Connecticut 0.1%
Connecticut State GO, Series B, 5.00%, 6/15/35	7,000,000	7,991,830
District of Columbia 2.9%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,247,624
2/01/25	7,000,000	7,073,360
2/01/26	9,950,000	10,052,784
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue,
Refunding, 5.00%, 7/15/40	6,830,000	7,535,402
Sub Series 1, AGMC Insured, Pre-Refunded, 5.45%, 7/15/35	23,350,000	26,135,188
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,366,200
Series A, 5.25%, 12/01/34	11,000,000	12,582,350
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,532,700
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,281,800
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32	15,370,000	14,616,101
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	21,537,400
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	12,045,663
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	18,335,795
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,479,198
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%,
5/15/33	35,000,000	43,279,600
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%,
4/01/36	5,000,000	5,527,800
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A,
Pre-Refunded, 6.00%, 10/01/35	8,000,000	9,186,000
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,528,200
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,615,700
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,949,085
Series A, 5.00%, 10/01/39	5,000,000	5,576,350
Series C, 5.00%, 10/01/26	10,235,000	11,337,002
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	30,105,000
		311,926,302
Florida 6.9%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Series B, Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,808,450
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37	12,245,000	12,924,353

franklintempleton.com	Semiannual Report | 17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	$8,800,000	$9,928,864
Cape Coral Water and Sewer Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 10/01/36	5,000,000	5,216,300
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	23,933,747
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,112,400
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	26,010,792
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	10,765,300
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	27,108,750
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,997,990
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D,
6.00%, 6/01/23	17,500,000	22,525,300
Florida State Mid-Bay Bridge Authority Revenue, Capital Appreciation, Series A, AMBAC Insured,
Pre-Refunded, zero cpn.,
10/01/23	50,000	36,309
10/01/23	4,950,000	3,604,838
10/01/24	30,000	20,575
10/01/24	2,970,000	2,042,707
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,593,743
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,059,400
Hillsborough County Aviation Authority Revenue, Tampa International Airport,
Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,465,250
Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,026,500
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,238,985
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%,
7/01/28	17,650,000	20,398,987
Indian River County School Board COP, NATL Insured, 5.00%, 7/01/27	16,485,000	17,518,609
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
5.00%, 11/15/36	17,950,000	18,360,875
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
5.50%, 11/15/42	3,800,000	4,092,144
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A,
5.50%, 10/01/36	20,000,000	22,675,000
Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,888,250
Assured Guaranty, 5.25%, 10/01/38	13,000,000	13,932,230
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A,
Pre-Refunded, 5.50%, 4/01/38	12,500,000	12,766,625
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,340,600
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,114,628
Series A, 5.00%, 7/01/40	30,265,000	32,877,172
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	22,491,400
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,155,300
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,182,000
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,008,100
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,656,250
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,072,625
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,631,258

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18 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Transit System Sales Surtax Revenue, Refunding,
5.00%, 7/01/35	$7,000,000	$7,921,340
AGMC Insured, 5.00%, 7/01/38	18,845,000	20,159,250
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,175,600
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	20,000,000	21,626,800
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,275,350
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds,
Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	19,747,320
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,518,500
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,707,520
Series C, 5.00%, 7/01/40	15,000,000	16,486,350
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded,
5.50%, 10/01/28	10,000,000	11,354,600
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	18,059,415
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,318,750
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding,
4.75%, 5/01/28	10,000,000	10,489,800
5.00%, 5/01/36	12,500,000	13,334,625
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%,
4/01/39	5,735,000	6,461,739
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/32	31,070,000	32,927,675
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	6,230,561
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,394,000
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,715,303
		741,487,104
Georgia 3.7%
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%,
1/01/38	14,500,000	16,581,910
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,950,800
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,434,910
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,116,849
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,783,480
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,590,950
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,399,450
Atlanta Water and Wastewater Revenue, Refunding,
5.00%, 11/01/40	30,000,000	34,022,400
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	24,124,800
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,056,000
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC
Real Estate Foundation II LLC Project,
5.00%, 7/01/33	5,000,000	5,450,200
5.25%, 7/01/38	10,000,000	10,937,800
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	25,124,521
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	16,146,150
Series E, 7.00%, 1/01/23	25,000,000	27,733,500

franklintempleton.com	Semiannual Report | 19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured,
5.00%, 1/01/27	$5,000,000	$5,224,950
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU
Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,765,800
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	11,495,600
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,564,055
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%,
6/15/38	5,000,000	5,625,550
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	2,335,000	2,661,550
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	11,635,000	13,278,444
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,417,000
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	4,001,587
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,518,517
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project,
5.25%, 10/01/35	10,485,000	11,150,273
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded,
5.00%, 3/01/32	6,075,000	6,443,874
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,063,200
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare System Inc. Project, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,248,600
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	11,306,500
Series A, 5.00%, 10/01/43	10,000,000	11,413,600
Series C, 5.25%, 9/01/39	21,000,000	23,599,590
		402,232,410
Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co.
Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,516,925
Honolulu City and County Board of Water Supply Water System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/36	20,000,000	20,627,200
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%,
6/20/35	1,055,000	1,058,460
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A,
5.00%, 7/01/38	10,000,000	11,238,100
		41,440,685
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A,
6.75%, 11/01/37	12,500,000	14,204,125
Illinois 5.4%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	7,006,060
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	2,022,400
Assured Guaranty, 5.125%, 11/01/37	5,000,000	5,246,500
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,111,543
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	26,734,760
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	22,523,600

20 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago O’Hare International Airport Revenue, General Airport, third lien,
Series A, 5.75%, 1/01/39	$5,000,000	$5,771,200
Series C, Assured Guaranty, 5.25%, 1/01/35	12,850,000	13,992,879
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,612,600
Chicago Wastewater Transmission Revenue,
Project, second lien, 5.00%, 1/01/42	10,525,000	10,867,589
second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	19,170,180
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,363,873
South Suburban Hospital, ETM, 7.00%, 2/15/18	1,640,000	1,768,264
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	49,201,650
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,422,240
Columbia College, NATL Insured, Pre-Refunded, 5.00%, 12/01/32	15,440,000	16,822,034
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	26,695,000	29,032,414
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,821,000
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,219,650
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded,
5.75%, 11/01/28	2,500,000	2,854,700
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded,
5.25%, 11/01/35	3,000,000	3,381,510
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,860,400
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,423,800
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,724,300
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,803,050
Illinois State GO,
5.25%, 7/01/30	16,915,000	17,953,074
5.50%, 7/01/33	5,000,000	5,370,800
5.50%, 7/01/38	20,000,000	21,136,200
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,007,320
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,384,100
Refunding, 5.00%, 1/01/24	12,820,000	13,522,023
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 2/01/35	20,000,000	21,151,200
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,624,650
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	11,182,520
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	6,680,000	7,116,204
Captial Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	4,215,000	4,479,660
Captial Appreication, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	27,355,000	29,823,789
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, ETM, zero
cpn. to 6/14/17, 5.65% thereafter, 6/15/22	2,645,000	3,049,817
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured,
Pre-Refunded, 5.50%, 6/15/20	1,560,000	1,699,355
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured,
Pre-Refunded, 5.55%, 6/15/21	1,785,000	1,945,882
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,732,450

franklintempleton.com	Semiannual Report | 21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	$12,000,000	$15,891,480
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A,
5.00%, 6/15/42	5,000,000	5,124,150
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	17,194,075
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	630,000	722,119
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government
Program, AGMC Insured, zero cpn.,
12/01/24	3,850,000	2,777,660
12/01/26	7,700,000	5,041,960
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,257,626
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,526,100
Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	8,116,500
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,612,420
		584,201,330
Indiana 1.6%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	4,000,000	4,158,040
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A,
5.50%, 2/01/29	9,000,000	10,031,670
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project,
Refunding, Series B, 6.00%, 8/01/39	10,000,000	11,450,300
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39	9,750,000	11,621,220
Indiana State Finance Authority Revenue,
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,483,600
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,170,000
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,522,700
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,612,600
Series A, 5.00%, 10/01/37	5,000,000	5,669,650
Series A, 5.25%, 10/01/38	12,000,000	13,966,560
Series A, 4.00%, 10/01/42	22,615,000	23,500,151
Indiana State Health and Educational Facility Financing Authority Hospital Revenue, Community
Foundation of Northwest Indiana Obligated Group,
Pre-Refunded, 5.50%, 3/01/27	2,860,000	3,048,588
Refunding, 5.50%, 3/01/27	3,640,000	3,846,570
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%,
1/01/39	4,000,000	4,501,600
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F,
AGMC Insured, 5.00%, 1/01/35	10,000,000	11,195,300
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL
Insured, 5.60%, 11/01/16	5,000,000	5,226,900
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
10/01/28	2,000,000	2,333,900
		175,339,349

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22 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Kansas 0.2%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	$6,250,000	$7,127,188
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,277,020
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,595,450
		15,999,658
Kentucky 1.0%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 5.75%, 2/01/26	12,500,000	13,693,625
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/16	7,005,000	6,952,813
8/15/17	7,115,000	6,982,305
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare
Inc., Captial Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,097,544
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville
Arena Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,263,400
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,070,900
Series A, NATL Insured, 5.00%, 9/01/32	5,230,000	5,556,247
Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	4,770,000	5,136,718
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%,
11/01/28	15,000,000	16,842,750
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project,
Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,229,500
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and
St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,893,340
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,661,010
		102,380,152
Louisiana 1.8%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,836,040
Lafayette Communications Systems Revenue, XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	12,485,000	13,619,637
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc., Housing and
Parking Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	7,026,000
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	7,322,375
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,374,588
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	10,994,500
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	12,032,300
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,476,800
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,607,750
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,015,775
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,405,000	7,745,334
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,205,000	7,516,472
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,697,500
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,855,000	3,054,679
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,795,000	3,001,103
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	13,690,000	15,068,309

franklintempleton.com

|
Semiannual Report 23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	$6,230,000	$6,686,970
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	41,712,570
		198,788,702
Maine 0.3%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	10,770,000	11,745,116
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical
Center Issue,
6.75%, 7/01/36	4,250,000	4,745,167
7.00%, 7/01/41	10,000,000	11,209,300
		27,699,583
Maryland 1.1%
Baltimore Project Revenue,
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	11,283,200
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,182,900
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/39	9,430,000	10,640,058
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/44	5,500,000	6,150,595
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,626,250
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,184,000
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	8,130,000	8,719,344
Maryland State EDC,
PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,794,650
Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%, 6/01/33	15,000,000	15,320,250
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,621,690
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/28	1,125,000	1,207,519
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	1,875,000	1,987,462
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,570,050
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/34	19,345,000	19,925,543
		118,213,511
Massachusetts 2.7%
Massachusetts Bay Transportation Authority Revenue, Assessment,
Refunding, Series A, 5.25%, 7/01/34	19,520,000	21,473,952
Series A, Pre-Refunded, 5.25%, 7/01/34	8,110,000	9,050,436
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
5.00%, 7/01/28	10,000,000	12,512,800
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	34,170,680
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,796,077
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,173,000
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,651,900
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	10,605,000	11,083,285
Refunding, Series K, 5.25%, 7/01/29	9,080,000	9,764,450
Series H, Assured Guaranty, 6.35%, 1/01/30	3,895,000	4,089,750

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24 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%,
8/01/37	$10,000,000	$10,752,000
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,667,600
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,245,700
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	22,611,400
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,450,574
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,869,321
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,565,250
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,835,188
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC
Insured, 4.50%, 8/15/35	30,000,000	31,390,800
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	10,000,000	10,431,300
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts State Water
Resources Authority Program, Series A, 5.00%, 8/01/32	225,000	225,695
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
Massachusetts Water Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,737
University of Massachusetts Building Authority ProjectRevenue, Senior Series 1, 5.00%,
11/01/39	20,000,000	22,844,000
		292,106,895
Michigan 2.9%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A, 5.00%,
5/01/30	1,245,000	1,364,719
5/01/33	1,500,000	1,623,315
Detroit GO, Distributable State Aid, 5.00%, 11/01/30	22,500,000	24,150,600
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%,
7/01/30	5,470,000	5,488,817
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,036,560
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	22,837,244
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,752,826
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,204,447
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	14,071,625
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,666,200
Facilities Program, Series I, 6.25%, 10/15/38	5,860,000	6,674,071
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	9,140,000	10,579,276
Refunding, Series IA, NATL Insured, 5.00%, 10/15/31	4,100,000	4,254,980
Series IA, NATL Insured, Pre-Refunded, 5.00%, 10/15/31	5,375,000	5,617,466
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group, Refunding,
Series MI, 5.00%, 12/01/39	29,750,000	32,667,285
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,
5.00%, 6/01/18	2,400,000	2,569,800
5.00%, 6/01/19	1,900,000	2,067,561
5.00%, 6/01/20	1,500,000	1,649,550
5.50%, 6/01/21	10,000,000	10,719,400
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,164,400
5.50%, 11/01/25	1,000,000	1,147,350
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	413,213

franklintempleton.com

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Semiannual Report 25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	$4,000,000	$4,689,840
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,884,150
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	11,071,900
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt
Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	8,143,450
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Series A, 6.00%, 6/01/34	40,000,000	36,927,600
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group,
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	24,072,200
Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	11,960,800
Wayne State University Revenue, General, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/36	5,000,000	5,234,700
		306,705,345
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, Pre-Refunded,
6.625%, 11/15/28	11,000,000	12,831,610
6.75%, 11/15/32	6,250,000	7,313,937
		20,145,547
Mississippi 0.5%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
5.875%, 4/01/22	37,680,000	37,933,210
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%,
3/01/36	10,000,000	12,179,200
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,366,654
		54,479,064
Missouri 0.7%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,395,000
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,578,150
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/34	14,000,000	14,108,080
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34	13,000,000	13,100,360
		71,181,590
Nebraska 1.7%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured,
Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,092,979
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,604,100
Lancaster County School District No. 001 GO, Lincoln Public Schools, Pre-Refunded, 5.00%,
1/15/36	24,725,000	25,546,117
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services
Project, Series A-1, 6.00%, 7/01/33	12,000,000	13,228,920
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
BHAC Insured, 5.375%, 4/01/39	5,000,000	5,611,200
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured,
5.00%, 2/01/35	30,000,000	31,240,800
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,966,330
Omaha Public Power District Electric System Revenue, Series C, 5.00%, 2/01/39	23,305,000	25,859,461

26 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A,
5.25%, 2/01/42	$10,000,000	$11,498,900
AMBAC Insured, Pre-Refunded, 5.00%, 2/01/30	12,165,000	12,209,646
University of Nebraska Revenue,
Kearney Student Fees and Facilities, Pre-Refunded, 5.00%, 7/01/30	5,000,000	5,038,600
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,624,100
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,368,725
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,594,250
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,297,500
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,429,050
		182,210,678
Nevada 0.3%
Clark County School District GO,
Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	16,413,750
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,055,700
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	4,625,000	4,643,731
		31,113,181
New Hampshire 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
6/20/33	4,686,000	4,701,370
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,482,662
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group,
Series A, 6.125%, 10/01/39	5,000,000	5,542,800
New Hampshire State Health and Education Facilities Authority Revenue,
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/26	1,000,000	1,020,210
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/36	1,100,000	1,117,897
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,522,759
		36,387,698
New Jersey 3.0%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,246,050
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,104,200
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,052,100
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	15,557,400
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	15,239,969
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,127,060
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	15,410,372
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,490,900
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%,
6/15/25	20,305,000	21,872,343
6/15/26	8,000,000	8,592,000
6/15/27	4,000,000	4,287,480
6/15/28	2,000,000	2,139,500
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
10/01/28	1,870,000	1,899,359
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	25,000,000	25,190,000
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	43,397,033
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	10,095,335

franklintempleton.com	Semiannual Report | 27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, (continued)
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	$20,495,000	$23,752,270
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,362,900
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	26,503,000
Transportation System, Series D, 5.25%, 12/15/23	15,000,000	16,494,750
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, 5.15%, 1/01/35	10,000,000	10,269,100
Series E, 5.25%, 1/01/40	13,925,000	15,447,560
		325,530,681
New Mexico 0.1%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare
Services Obligated Group, Refunding, 5.00%, 8/01/44	10,000,000	11,123,900
New York 8.2%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	14,319,250
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	6,989,340
5.25%, 11/15/29	4,000,000	4,649,240
5.25%, 11/15/30	3,000,000	3,480,510
5.00%, 11/15/34	15,000,000	17,039,550
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	17,113,650
Series A, 5.00%, 11/15/37	25,000,000	26,691,500
Series A, 5.00%, 11/15/38	11,800,000	13,236,414
Series C, 6.50%, 11/15/28	15,000,000	17,500,800
Series D, 5.00%, 11/15/34	10,000,000	11,423,700
Series D, 5.00%, 11/15/36	9,500,000	10,787,630
Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,753,650
Sub Series A-1, 5.00%, 11/15/40	30,000,000	32,914,500
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,682
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,052,028
Series E, Sub Series E-1, 6.25%, 10/15/28	480,000	552,850
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,520,000	11,028,253
Series F, 5.25%, 1/15/23	5,000	5,018
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,725,160
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,628,700
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	73,214,693
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,171,100
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,431,100
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,811,794
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,736,100
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,372,700
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,059,050
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,660,000
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,359,381
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,653,739
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	39,125,100
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	6,033,043

28 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	$15,000,000	$17,196,750
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	17,186,550
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC
Insured, 5.00%, 11/15/30	10,000,000	10,014,900
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	28,661,000
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding,
5.625%, 1/15/46	25,000,000	28,435,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,176,455
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	47,304,000
5.50%, 10/01/37	24,995,000	30,348,429
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A,
5.00%, 7/01/41	10,000,000	11,171,200
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community
Colleges, Series C, 6.00%, 7/01/31	23,215,000	26,814,486
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,927,500
Group C, Series B, 5.00%, 2/15/40	20,000,000	22,715,200
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	40,000	40,000
6.125%, 11/01/20	175,000	175,369
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,469,100
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,570,150
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth
Series, 5.00%, 12/01/38	20,000,000	22,726,400
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, 5.25% 11/15/38	25,000,000	27,332,250
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	7,500,000	8,334,900
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,250,350
		883,550,964
North Carolina 2.1%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,467,310
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	5,138,550
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,577,163
Series B, ETM, 6.25%, 1/01/23	39,030,000	50,827,988
North Carolina State Capital Improvement Limited Obligation Revenue, Series A,
5.00%, 5/01/23	20,000,000	23,294,600
5.00%, 5/01/26	20,000,000	23,123,800
Pre-Refunded, 5.00%, 5/01/24	5,500,000	6,257,130
Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,541,545
Pre-Refunded, 5.00%, 5/01/27	4,500,000	5,119,470
Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,835,055
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	12,649,750
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	7,229,700
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	6,965,579

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Semiannual Report 29

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina Turnpike Authority Triangle Expressway System Revenue, (continued)
Series A, Assured Guaranty, 5.50%, 1/01/29	$6,750,000	$7,535,362
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,451,216
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,950,361
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,355,027
		223,319,606
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	8,385,000	9,127,156
Refunding, 5.50%, 12/01/20	8,870,000	9,574,988
Refunding, 5.50%, 12/01/24	13,945,000	15,032,570
		33,734,714
Ohio 3.1%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/29	10,000,000	11,572,600
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	1,215,000	1,287,159
Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,538,650
Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,754,200
Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	23,367,099
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,201,507
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	13,709,550
Tobacco Settlement Senior Current Interest Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	8,728,000
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative
Headquarters Project, 5.00%, 7/01/37	6,000,000	7,161,720
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,155,100
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,590,000
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%,
1/01/38	21,060,000	23,254,452
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,586,960
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	4,000,000	4,198,480
Maple Heights City School District GO, School Facilities Improvement, Pre-Refunded, 5.00%,
1/15/37	11,165,000	11,770,813
1/15/37	18,205,000	19,204,090
Marysville Wastewater Treatment System Revenue,
Refunding, XLCA Insured, 5.00%, 12/01/31	2,255,000	2,350,702
Refunding, XLCA Insured, 5.00%, 12/01/36	3,000,000	3,118,410
XLCA Insured, Pre-Refunded, 5.00%, 12/01/31	5,745,000	6,026,907
XLCA Insured, Pre-Refunded, 5.00%, 12/01/36	10,725,000	11,251,276
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,557,500
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%,
6/01/18	8,500,000	9,068,310
Ohio State GO, Infrastructure Improvement, Series A,
5.375%, 9/01/28	6,235,000	6,860,246
Pre-Refunded, 5.375%, 9/01/28	3,765,000	4,172,938

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30 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	$35,000,000	$29,873,900
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,216,400
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project,
Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	13,325,780
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	18,409,810
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,392,000
		331,704,559
Oregon 0.7%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,759,400
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
Pre-Refunded, 4.50%, 11/15/32	30,000,000	32,357,700
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	28,098,250
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	13,028,545
		79,243,895
Pennsylvania 2.6%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,193,645
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,880,699
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,058,053
Series A, 5.00%, 6/01/35	7,500,000	8,273,550
Series B, 5.00%, 6/01/42	5,400,000	5,832,432
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
Insured, 5.60%, 7/01/17	5,000,000	5,400,600
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.375%, 8/15/28	5,000,000	5,408,850
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,919,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue,
Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	14,067,125
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, NATL
Insured, Pre-Refunded, 5.00%, 4/01/33	13,225,000	13,488,310
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Subordinate, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25%
thereafter, 6/01/33	5,000,000	6,030,250
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,268,260
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	21,642,800
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,593,150
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,692,000
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,567,400
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,421,200
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North
Philadelphia Health Systems, Refunding, Series A, FHA Insured,
5.30%, 1/01/18	370,000	371,247
5.35%, 1/01/23	5,680,000	5,699,653
5.375%, 1/01/28	3,700,000	3,706,290
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,195,340

franklintempleton.com

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Semiannual Report 31

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia School District GO,
2014, Series E, Pre-Refunded, 6.00%, 9/01/38	$15,000	$17,161
Series E, 6.00%, 9/01/38	24,645,000	27,266,982
Series E, Pre-Refunded, 6.00%, 9/01/38	340,000	388,973
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,117,860
5.00%, 1/01/26	5,000,000	5,541,000
5.00%, 1/01/27	1,750,000	1,934,782
5.25%, 1/01/32	5,000,000	5,509,350
5.00%, 7/01/45	15,000,000	16,456,050
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	19,529,640
		282,471,652
Rhode Island 1.1%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty,
5.50%, 5/15/27	17,300,000	19,613,356
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,508
Series 10-A, 6.50%, 10/01/22	220,000	220,722
Series 10-A, 6.50%, 4/01/27	130,000	130,172
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,316,471
7/01/30	14,965,000	14,985,951
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue,
Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,003,320
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
New England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,606,487
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island,
Educational and General Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,027,800
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%,
5/15/26	5,000,000	5,088,900
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%,
5/15/32	12,440,000	12,630,581
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,320,448
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,000,000	11,134,100
		123,233,816
South Carolina 1.4%
Charleston Educational Excellence FICO Revenue, Installment Purchase, Charleston County
School District Project, Pre-Refunded, 5.25%, 12/01/30	8,000,000	8,030,800
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for
Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	7,856,400
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District
No. 50, South Carolina Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,337,141
Newberry Investing in Children’s Education Installment Revenue, Newberry County School District
Project, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,014,680
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,716,100
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase,
School District of Beaufort County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,565,455

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32 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase,
Chesterfield County School District Project, Assured Guaranty, 5.00%, 12/01/29	$7,500,000	$7,810,875
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase,
School District of Colleton County Project, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/25	3,340,000	3,505,731
12/01/26	4,000,000	4,198,480
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%,
12/01/25	18,900,000	19,827,423
12/01/31	10,000,000	10,490,700
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%,
2/01/29	4,000,000	4,426,880
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,289,770
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,690,800
South Carolina State Public Service Authority Revenue,
Refunding, Series A, 5.50%, 1/01/38	6,950,000	7,792,826
Refunding, Series B, 5.25%, 1/01/34	6,000,000	6,687,480
Refunding, Series B, 5.00%, 12/01/50	15,000,000	16,245,150
Series A, Pre-Refunded, 5.50%, 1/01/38	550,000	629,898
		150,116,589
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,329,400
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,277,770
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,370,050
Sanford Health, Pre-Refunded, 5.00%, 11/01/27	2,355,000	2,510,477
Sanford Health, Pre-Refunded, 5.00%, 11/01/40	12,945,000	13,799,629
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,935,681
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,477,833
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,571,550
		47,272,390
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health System
Inc., Refunding, 5.25%, 4/01/27	17,500,000	18,325,650
Texas 11.1%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	12,730,069
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	9,724,762
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,487,797
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,196,700
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	11,016,000
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,620,600
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC
Insured, Pre-Refunded, 5.00%, 6/15/37	20,000,000	20,578,600
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue,
5.00%, 2/15/38	10,000,000	10,732,500
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	16,305,520

franklintempleton.com

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Semiannual Report 33

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	$6,000,000	$6,666,540
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,707,770
junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,689,224
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee,
5.00%, 8/01/36	13,900,000	15,049,252
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,356,742
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%,
2/15/29	28,325,000	29,811,496
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,345,600
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,447,750
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,634,600
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,686,534
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,774,463
Forney ISD, GO,
Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,278,650
School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,289,560
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,809,149
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero
cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,788,100
Harris County Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital,
5.00%, 12/01/45	30,460,000	33,889,796
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	16,107,660
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%,
2/15/32	10,215,000	10,694,696
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	11,376,100
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,800,142
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,629,450
5.00%, 12/01/43	5,000,000	5,428,200
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,530,250
7/01/39	30,850,000	33,951,351
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,212,900
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,429,800
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	11,490,600
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	18,787,232
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,717,325
Lower Colorado River Authority Revenue, Refunding and Improvement, 2014, Series A, NATL
Insured, 5.00%, 5/15/26	50,000	50,144
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	17,211,196
Series A, 5.00%, 5/15/36	10,000,000	11,048,000
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,272,125
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,857,400
Manor ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/01/37	8,175,000	8,466,929
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,586,900

34 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, NCCD-College
Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	$10,000,000	$10,245,800
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,605,000
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	30,042,360
5.50%, 12/15/38	25,000,000	28,104,000
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,120,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,819,925
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,747,650
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	24,506,750
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,353,750
System, first tier, Refunding, Series A, 5.75%, 1/01/40	17,840,000	19,376,202
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,861,350
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/40	17,160,000	19,005,043
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,108,300
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,067,100
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	33,225,600
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,705,340
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	10,817,523
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,086,600
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention
Center Refinancing and Expansion Project, 4.00%,
9/15/34	4,500,000	4,683,510
9/15/42	39,000,000	39,395,460
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,583,100
10/01/37	3,000,000	3,324,750
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38	24,380,000	27,369,719
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,410,200
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,968,032
Tarrant County Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources,
Series A, 5.00%, 11/15/52	5,000,000	5,513,750
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
Health System, FGIC Insured, ETM, 6.00%, 9/01/24	3,705,000	4,451,076
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,334,900
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
10/01/20	500,000	630,645
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	45,459,600
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,306,200
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	3,060,000	3,255,228
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	6,940,000	7,370,627
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,879,900
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%,
9/01/40	15,250,000	16,595,660
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,013,800
second tier, Refunding, Series C, 5.00%, 8/15/42	35,000,000	37,756,250

franklintempleton.com	Semiannual Report | 35

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State University System Financing Revenue, AGMC Insured,
5.00%, 3/15/26	$740,000	$751,921
Pre-Refunded, 5.00%, 3/15/26	5,685,000	5,785,909
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional
Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,262,375
		1,193,167,579
Utah 1.2%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	17,007,450
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,417,900
6/01/38	5,000,000	5,392,900
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%,
8/01/43	21,975,000	24,683,419
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,491,250
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding,
5.25%, 12/01/27	9,735,000	11,118,830
Utah State Transit Authority Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 6/15/36	33,000,000	36,596,010
Pre-Refunded, 5.25%, 6/15/38	13,185,000	14,706,945
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,991,196
		128,405,900
Vermont 0.5%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%,
12/01/34	5,500,000	5,866,300
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,116,200
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,100,800
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,531,514
		51,614,814
Virginia 0.2%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%,
3/01/37	11,130,000	11,765,746
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
Series A, 5.00%, 11/01/39	12,355,000	13,754,698
		25,520,444
Washington 2.9%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
Pre-Refunded, 5.00%, 11/01/34	11,405,000	12,385,146
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,603,990
6/01/39	16,250,000	18,461,463
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	11,336,000
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,418,900
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	8,035,878
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,413,400
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,756,150
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	49,208,440

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36 Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	$5,000,000	$6,006,150
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,852,550
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,799,612
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	19,557,193
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,770,195
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,084,543
Providence Health and Services, Refunding, Series A, NATL Insured, 5.00%, 10/01/36	9,750,000	10,055,663
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,943,200
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	11,098,800
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	260,815
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	30,000,000	33,733,500
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,935,300
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	16,925,120
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding,
5.375%, 10/01/29	3,000,000	3,278,220
5.875%, 10/01/34	6,000,000	6,657,240
		316,577,468
West Virginia 0.7%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply
Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,252,000
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,419,720
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,451,780
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	11,499,900
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%,
10/01/44	21,800,000	24,265,798
		69,889,198
Wisconsin 0.8%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	13,215,882
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	29,268,876
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,366,048
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,858,186
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,457,048
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,740,510
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,077,070
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,766,674
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	671,721
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	2,030,595
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,604,250
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,522,160
Thedacare Inc., AMBAC Insured, Pre-Refunded, 5.00%, 12/15/30	10,000,000	10,055,700
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,658,100
		86,292,820
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork
Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,333,195

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Semiannual Report 37

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
U.S. Territories 2.1%
Puerto Rico 2.0%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%,
5/15/33	$14,025,000	$14,173,665
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded,
5.00%, 7/01/36	62,000,000	63,935,640
5.50%, 7/01/36	7,000,000	7,241,570
[b]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	12,112,000
Series XX, 5.25%, 7/01/40	15,000,000	9,600,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%,
7/01/19	420,000	373,800
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	3,265,000	1,910,025
Series N, 5.00%, 7/01/37	20,000,000	11,200,000
[c]Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	21,000,000	4,042,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	25,000,000	10,697,000
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	11,284,705
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	18,050,000
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	10,518,750
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	22,562,500
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	17,321,062
Senior Series C, 5.25%, 8/01/40	7,150,000	4,468,750
		219,491,967
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien,
Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,366,630
Total U.S. Territories		225,858,597
Total Municipal Bonds before Short Term Investments
(Cost $9,715,325,147)		10,528,375,954
Short Term Investments (Cost $19,400,000) 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
[d]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding,
First Series, Daily VRDN and Put, 0.07%, 7/01/49	19,400,000	19,400,000
Total Investments (Cost $9,734,725,147) 98.0%		10,547,775,954
Other Assets, less Liabilities 2.0%		213,783,234
Net Assets 100.0%		$10,761,559,188

See Abbreviations on page 47.

aA portion or all of the security purchased on a when-issued basis. See Note 1(b).
bAt October 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
cSee Note 6 regarding defaulted securities.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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38 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
October 31, 2015 (unaudited)

Assets:
Investments in securities:
Cost	$9,734,725,147
Value	$10,547,775,954
Cash	80,418,829
Receivables:
Capital shares sold	13,104,550
Interest	144,991,778
Other assets	2,271
Total assets	10,786,293,382
Liabilities:
Payables:
Investment securities purchased	5,515,800
Capital shares redeemed	12,283,308
Management fees	4,022,607
Distribution fees	1,330,604
Transfer agent fees	1,096,889
Accrued expenses and other liabilities	484,986
Total liabilities	24,734,194
Net assets, at value	$10,761,559,188
Net assets consist of:
Paid-in capital	$10,129,874,546
Undistributed net investment income	13,022,137
Net unrealized appreciation (depreciation)	813,050,807
Accumulated net realized gain (loss)	(194,388,302)
Net assets, at value	$10,761,559,188
Class A:
Net assets, at value	$8,248,438,997
Shares outstanding	667,470,687
Net asset value per share[a]	$12.36
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.91
Class C:
Net assets, at value	$1,150,465,715
Shares outstanding	93,171,515
Net asset value and maximum offering price per share[a]	$12.35
Advisor Class:
Net assets, at value	$1,362,654,476
Shares outstanding	110,178,605
Net asset value and maximum offering price per share	$12.37

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	39

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2015 (unaudited)

Investment income:
Interest	$249,693,832
Expenses:
Management fees (Note 3a)	24,790,328
Distribution fees: (Note 3c)
Class A	4,195,780
Class C	3,758,261
Transfer agent fees: (Note 3e)
Class A	2,314,924
Class C	319,035
Advisor Class	447,585
Custodian fees	49,256
Reports to shareholders	190,639
Registration and filing fees	254,184
Professional fees	55,368
Trustees’ fees and expenses	65,500
Other	194,003
Total expenses	36,634,863
Net investment income	213,058,969
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(8,448,735)
Net change in unrealized appreciation (depreciation) on investments	(81,913,764)
Net realized and unrealized gain (loss)	(90,362,499)
Net increase (decrease) in net assets resulting from operations	$122,696,470

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40 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FEDERAL TAX-FREE INCOME FUND
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2015	Year Ended
	(unaudited)	April 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$213,058,969	$419,461,842
Net realized gain (loss)	(8,448,735)	(4,859,472)
Net change in unrealized appreciation (depreciation)	(81,913,764)	207,104,904
Net increase (decrease) in net assets resulting from operations	122,696,470	621,707,274
Distributions to shareholders from:
Net investment income:
Class A	(158,899,701)	(322,099,075)
Class C	(18,744,239)	(37,256,288)
Advisor Class	(31,876,272)	(58,587,178)
Total distributions to shareholders	(209,520,212)	(417,942,541)
Capital share transactions: (Note 2)
Class A	(194,322,342)	105,143,615
Class C	(7,662,657)	25,193,086
Advisor Class	(311,523,090)	349,719,018
Total capital share transactions	(513,508,089)	480,055,719
Net increase (decrease) in net assets	(600,331,831)	683,820,452
Net assets:
Beginning of period	11,361,891,019	10,678,070,567
End of period	$10,761,559,188	$11,361,891,019
Undistributed net investment income included in net assets:
End of period	$13,022,137	$9,483,380

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 41

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

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42 Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

franklintempleton.com

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Semiannual Report 43

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At October 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2015		April 30, 2015
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	30,386,192	$374,236,528	84,237,816	$1,049,424,556
Shares issued in reinvestment of distributions	11,219,331	138,105,823	22,334,914	277,742,327
Shares redeemed	(57,393,251)	(706,664,693)	(98,091,652)	(1,222,023,268)
Net increase (decrease)	(15,787,728)	$(194,322,342)	8,481,078	$105,143,615
Class C Shares:
Shares sold	5,193,239	$63,934,609	11,986,050	$149,326,074
Shares issued in reinvestment of distributions	1,302,643	16,026,090	2,544,605	31,630,682
Shares redeemed	(7,119,046)	(87,623,356)	(12,521,941)	(155,763,670)
Net increase (decrease)	(623,164)	$(7,662,657)	2,008,714	$25,193,086
Advisor Class Shares:
Shares sold	14,999,774	$184,863,111	44,451,547	$553,844,105
Shares issued in reinvestment of distributions	2,231,090	27,481,463	4,113,961	51,221,584
Shares redeemed	(42,642,541)	(523,867,664)	(20,474,768)	(255,346,671)
Net increase (decrease)	(25,411,677)	$(311,523,090)	28,090,740	$349,719,018

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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44 Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$691,324
CDSC retained	$75,421

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended October 31, 2015, the Fund paid transfer agent fees of $3,081,544, of which $1,014,238 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

franklintempleton.com

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Semiannual Report 45

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At April 30, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$15,858,622
2018	3,803,336
2019	17,435,155
Capital loss carryforwards not subject to expiration:
Short term	88,802,494
Long term	54,411,675
Total capital loss carryforwards	$180,311,282

At October 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,738,701,186
Unrealized appreciation	$964,047,424
Unrealized depreciation	(154,972,656)
Net unrealized appreciation (depreciation)	$809,074,768

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, bond discounts and bond workout expenditures.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2015, aggregated $301,449,488 and $756,683,264, respectively.

6. Defaulted Securities

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At October 31, 2015, the value of this security represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2015, the Fund did not use the Global Credit Facility.

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46 Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ACA	American Capital Access Holdings Inc.	IDC	Industrial Development Corp.
AGMC	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BHAC	Berkshire Hathaway Assurance Corp.	MFR	Multi-Family Revenue
CDA	Community Development Authority/Agency	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCC	Pollution Control Corp.
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHA	Federal Housing Authority/Agency	PSF	Permanent School Fund
FICO	Financing Corp.	RDA	Redevelopment Agency/Authority
GNMA	Government National Mortgage Association	RDAR	Redevelopment Agency Revenue
GO	General Obligation	SFMR	Single Family Mortgage Revenue
HDA	Housing Development Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
IDA	Industrial Development Authority/Agency	XLCA	XL Capital Assurance

franklintempleton.com

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Semiannual Report 47

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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48 Semiannual Report

franklintempleton.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2015

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 28, 2015